SUBSEQUENT EVENTS (Details Narrative 2) - USD ($)		1 Months Ended	3 Months Ended
	May 10, 2018	May 30, 2018	Mar. 31, 2018	May 31, 2018	Apr. 30, 2018	Apr. 21, 2018
Maturity date			May 02, 2018
Subsequent Event [Member]
Consideration for acquired permits	$ 75,000
Royalty cost Per ton description	The payment of $1.50 per ton royalty of coal sold
ARC Business Loan [Member] | Subsequent Event [Member]
Additional loan					$ 300,000
Surface Lease And Mineral Sub-Lease [Member] | Subsequent Event [Member]
Consideration for acquired permits						$ 1,036,200
Vendor payables						$ 53,771
Financing Transaction [Member] | Subsequent Event [Member]
Note payable				$ 1,000,000
Maturity date		Sep. 30, 2018